Financial instruments (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial asset – Classification

Financial asset – Classification

The Company classifies its financial assets under the following categories: measured at amortized cost, measured at fair value through other comprehensive income and measured at fair value through profit or loss. The classification in the initial recognition depends on the characteristics of the contractual cash flows and the Company's business model for the management of these financial assets. As of December 31, 2025, the Company had financial assets classified in the categories of amortized cost and fair value through profit or loss.

Amortized cost

This category includes financial assets that meet the following conditions: (i) they are maintained within the business model whose purpose is to maintain financial assets in order to receive contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that constitute, exclusively, payments of principal and interest on the principal amount outstanding.

Financial assets measured at amortized cost are initially recognized at fair value and subsequently at amortized cost, using the effective interest rate method, except for accounts receivable, which are initially measured at their transaction price, as they do not contain financing components, and subsequently measured at amortized cost.

Fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the statement of financial position at fair value, with net changes in fair value recognized in the income statement.

This category recognizes the changes in assets and liabilities of the fair value of derivative instruments designated as fair value hedges that the Company used to hedge against the risk and variability of Yen-denominated financing.

Financial liabilities - Classification

The Company classifies its financial liabilities as measured at amortized cost or fair value through profit or loss. As of December 31, 2025, the Company had financial liabilities classified in the two categories mentioned and as of December 31, 2024 only in the amortized cost category.

Amortized cost

This category includes balances payable to contractors and suppliers, borrowings and financing in national currency, services payable, balances payable resulting from Public-Private Partnership – PPP and program contract commitments.

The effective interest method is used to calculate the amortized cost of a financial liability and allocate its interest expense over the respective period. The effective interest rate is the rate that discounts precisely the estimated future cash flows (including fees, transaction cost and other issue costs) over the estimated life of the financial liabilities or, when appropriate, over a shorter period, for initial recognition of the net carrying amount. Gains and losses are recognized in profit or loss when liabilities are written off, as well as by the process of amortization of the effective interest rate.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate method. Amortization using the effective interest method is included as a financial expense in the income statement.

Fair value through profit or loss

This category recognizes derivative financial instruments and financial liabilities designated on initial recognition at fair value through profit or loss. The financial liabilities designated on initial recognition at fair value through income are designated on the initial recognition date and only if the criteria of IFRS 9 are met.

Adjustment at present value

Financial assets and liabilities arising from long-term or short-term transactions, when there are relevant effects, are adjusted to present value based on market discount rates at the date of the transaction. For the purpose of recording and determining relevance, the adjustment to present value is calculated taking into consideration the contractual cash flows and the explicit, and in certain cases implicit, interest rate of the respective assets and liabilities. Based on the analyzes carried out and Management's best estimate, the Company concluded that the adjustment at present value of current monetary assets and liabilities is irrelevant in relation to the financial statements taken as a whole and, therefore, did not record any adjustment.